Fair value (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The following tables provide an analysis of financial instruments recorded at fair value on a recurring basis by level of the fair value hierarchy:

	June 30, 2022				December 31, 2021
EUR millions	Level I	Level II	Level III	Total	Level I	Level II	Level III	Total

Financial assets carried at fair value

Available-for-sale investments

Shares	22	68	156	246	84	75	191	350

Debt securities	17,767	57,360	642	75,769	25,166	68,131	603	93,899

Money markets and other short-term instruments	997	3,948	-	4,944	1,204	3,586	-	4,790
Other investments at fair value	-	272	663	935	-	246	599	844

Total Available-for-sale investments	18 ,786	61,648	1,461	81,894	26,453	72 ,038	1,393	99,884

Fair value through profit or loss

Shares	59	210	1,499	1,768	85	237	1,343	1,665

Debt securities	119	1,614	2	1,735	130	3,161	5	3,296

Money markets and other short-term instruments	17	79	-	96	18	102	-	120

Other investments at fair value	1	356	3,581	3,939	2	389	3,010	3,401

Investments for account of policyholders 1	107,543	104,060	947	212,549	129,794	119,653	943	250,390
Derivatives	210	8,633	3	8,846	150	8,676	1	8,827
Total Fair value through profit or loss	107,949	114,952	6,032	228,932	130,178	132,219	5,301	267,698
Total financial assets at fair value	126,734	176,600	7,492	310,827	156,631	204,256	6,694	367,582

Financial liabilities carried at fair value

Investment contracts for account of policyholders 2	-	62,515	(7)	62,508	-	71,249	(6)	71,242
Derivatives	44	10,136	2,574	12,754	39	7,162	3,437	10,639
Total financial liabilities at fair value	44	72 ,651	2,567	75,262	39	78 ,411	3,431	81,881
1
The investments for account of policyholders included in the table above represents only those investments carried at fair value through profit or loss.
2
The investment contracts for account of policyholders included in the table above represents only those investment contracts carried at fair value.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
Transfers between Level I, Level II and Level III

	June 30, 2022		December 31, 2021
	Transfers	Transfers Level	Transfers	Transfers Level
	Level I to Level	II to Level I	Level I to Level	II to Level I
EUR millions	II		II
Financial assets carried at fair value Available-for-sale investments
Debt securities	-	-	44	32
Total	-	-	44	32

Fair value through profit or loss
Shares	11	-	-	-
Total	11	-	-	-
Total financial assets at fair value	11	-	44	32

Disclosures of Changes in Level 3 Assets
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (‘Level III’), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

For the period ended June 30, 2022

EUR millions	At January 1, 2022	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange differences	Transfers from Level I and Level II	Transfers to Level I and Level II	At June 30, 2022	Total unrealized gains and losses for the period recorded in the P&L for instruments held at June 30, 2022 ³
Financial assets carried at fair value available-for-sale investments
Shares	191	48	(34)	(3)	(10)	(48)	12	-	-	156	-
Debt securities	603	(1)	(64)	302	(34)	(13)	27	12	(189)	642	-
Other investments at fair value	599	(53)	12	84	(21)	(11)	53	-	-	663	-
	1,393	(6)	(87)	3 83	(65)	(72)	9 2	12	(189)	1,461	-

Fair value through profit or loss
Shares	1,343	120	-	115	(79)	-	-	-	-	1,499	120
Debt securities	5	-	-	7	(9)	-	-	-	-	2	-
Other investments at fair value	3,010	415	-	218	(334)	-	272	-	-	3,581	68
Investments for account of policyholders	943	26	-	(347)	323	-	4	1	(3)	947	(81)
Derivatives	1	2	-	-	-	-	-	-	-	3	2
	5,301	564	-	(7)	(100)	-	277	1	(3)	6,032	110

Total assets at fair value	6,694	558	(87)	3 75	(166)	(72)	369	12	(192)	7,492	110

Financial liabilities carried at fair value
Investment contracts for account of policyholders	(6)	(18)	-	(301)	316	-	2	-	-	(7)	(18)
Derivatives	3,437	(1,011)	-	-	(5)	-	153	-	-	2,574	(481)
	3,431	(1,029)	-	(301)	3 11	-	155	-	-	2,567	(499)
1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items gains/ (losses) on revaluation of available-for-sale
investments and (gains)/ losses transferred to the income statement on disposal and impairment of available-for-sale
investment of the statement of comprehensive income.

3	Total gains/ (losses) for the period during which the financial instrument wasin Level III.

For the period ended December 31, 2021

	At January 1, 2021	Total gains / losses in income statement 1	Total gains / losses in OCI 2	Purchases	Sales	Settlements	Net exchange differences	Transfers from Level I and Level II	Transfers to Level I and Level II	At December 30, 2021	Total unrealized gains and losses for the period recorded in the P&L for instruments held at December 30, 2021 ³
Financial assets carried at fair value available-for-sale investments
Shares	173	1	3	30	(26)	-	11	-	-	191	-
Debt securities	467	(1)	6	228	(29)	(46)	22	203	(246)	603	-
Other investments at fair value	581	(113)	7	111	(24)	(6)	43	-	-	599	-
	1,221	(114)	16	368	(80)	(52)	77	203	(246)	1,393	-

Fair value through profit or loss
Shares	1,329	150	-	179	(316)	1	1	-	-	1,343	147
Debt securities	242	(1)	-	124	(361)	-	-	-	-	5	1
Other investments at fair value	2,173	796	-	492	(638)	-	186	-	-	3,010	(1)
Investments for account of policyholders	1,012	206	-	(198)	(93)	-	22	-	(7)	943	162
Derivatives	22	(17)	-	-	(4)	-	-	-	-	1	(10)
	4,779	1,134	-	597	(1,411)	-	210	-	(7)	5,301	299

Total assets at fair value	6,000	1,020	16	965	(1,491)	(52)	286	203	(253)	6,694	299

Financial liabilities carried at fair value
Investment contracts for account of policyholders	(12)	(1)	-	(361)	366	-	2	-	-	(6)	3
Derivatives	4,902	(1,627)	-	-	(14)	-	176	-	-	3,437	607
	4,890	(1,628)	-	(361)	352	-	178	-	-	3,431	610

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items gains/ (losses) on revaluation of available-for-sale
investments and (gains)/ losses transferred to the income statement on disposal and impairment of available-for-sale
investment of the statement of comprehensive income.

3	Total gains/ (losses) for the period during which the financial instrument wasin Level III.
Fair value information about financial instruments not measured at fair value

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments which are carried at fair value on a recurring basis.

	Carrying	Total estimated fair	Carrying	Total estimated fair
	amount	value	amount	value
EUR millions	June 30, 2022		December 31, 2021
Assets
Mortgage loans - held at amortized cost	41,599	39,795	39,991	44,366
Private loans - held at amortized cost	4,814	4,554	4,883	5,491
Other loans - held at amortized cost	2,102	2,102	1,949	1,949

Liabilities
Subordinated borrowings - held at amortized cost	2,326	2,181	2,194	2,438
Trust pass-through securities - held at amortized cost	127	137	126	139
Borrowings - held at amortized cost	9,367	9,532	9,661	10,171
Investment contracts - held at amortized cost	22,903	21,643	21,573	20,861